Provisions - Summary of Development in Provisions (Detail) € in Thousands	12 Months Ended
Dec. 31, 2025 EUR (€)
Provisions [abstract]
Beginning balance	€ 99,149
Additions related to prior years	3,936
Net additions for the year	74,288
Reversals and other adjustments	(639)
Foreign exchange translation	(10,338)
Ending balance	€ 166,396